Lazard Developing Markets Equity Portfolio
RISK/RETURN
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard Developing Markets Equity Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard Developing Markets Equity Portfolio		Institutional Shares	Open Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.30%	0.37%
Total Annual Portfolio Operating Expenses		1.30%	1.62%
Fee Waiver and Expense Reimbursement	[1]		0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.30%	1.60%
[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2013, to the extent Total Annual Portfolio Operating Expenses exceed 1.30% and 1.60% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard Developing Markets Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	132	412	713	1,568
Open Shares	163	509	879	1,920

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries (also known as “developing markets”).

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-U.S. securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

The Portfolio’s performance will be influenced by political, social and economic factors affecting the non- U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The Portfolio invests in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance compared to those of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 56.64% Worst Quarter: 12/31/08 -34.54%

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Lazard Developing Markets Equity Portfolio	1 Year	Life of Portfolio	Inception Date
Institutional Shares	(26.15%)	8.32%	Sep. 30, 2008
Institutional Shares After Taxes on Distributions	(26.92%)	6.48%
Institutional Shares After Taxes on Distributions and Sale of Portfolio Shares	(16.62%)	6.37%
Open Shares	(26.34%)	8.01%	Sep. 30, 2008
MSCI EM Index - Institutional Shares (reflects no deduction for fees, expenses or taxes)	(18.42%)	7.19%
MSCI EM Index - Open Shares (reflects no deduction for fees, expenses or taxes)	(18.42%)	7.19%